Segment Report (Details) t in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) t kg	Jun. 30, 2022 ZAR (R) t kg	Jun. 30, 2021 ZAR (R) kg t
Disclosure of operating segments [line items]
Revenue	R 49,275	R 42,645	R 41,733
Production costs	34,866	33,099	29,774
Production profit/(loss)	14,409	9,546	11,959
Assets	57,240	46,808	48,803
Capital expenditure	R 7,598	R 6,192	R 5,103
Kilograms produced | kg	45,651	46,236	47,755
Tonnes milled | t	52,135	53,801	49,253
Bambanani
Disclosure of operating segments [line items]
Revenue		R 1,286
Operating segments
Disclosure of operating segments [line items]
Revenue	R 47,520	41,742	R 40,698
Production costs	33,541	32,196	28,739
Production profit/(loss)	13,979	9,546	11,959
Segment assets	30,409	25,592	26,856
Capital expenditure	R 7,598	R 6,192	R 5,103
Kilograms produced | kg	45,651	46,236	47,755
Tonnes milled | t	52,135	53,801	49,253
Reconciliation of segment information to the consolidated income statement and balance sheet
Disclosure of operating segments [line items]
Revenue	R 1,755	R 903	R 1,035
Production costs	1,325	903	1,035
Production profit/(loss)	430	0	0
Unallocated amounts
Disclosure of operating segments [line items]
Assets	26,831	21,216	21,947
South Africa | Operating segments
Disclosure of operating segments [line items]
Revenue	43,080	38,583	36,670
Production costs	31,505	30,074	27,020
Production profit/(loss)	11,575	8,509	9,650
Segment assets	24,643	21,451	23,728
Capital expenditure	R 5,861	R 4,943	R 3,843
Kilograms produced | kg	41,281	42,529	43,066
Tonnes milled | t	48,289	50,572	45,833
South Africa | Operating segments | Moab Khotsong
Disclosure of operating segments [line items]
Revenue	R 7,036	R 5,779	R 6,048
Production costs	4,515	4,038	3,842
Production profit/(loss)	2,521	1,741	2,206
Segment assets	5,125	4,324	4,008
Capital expenditure	R 1,167	R 894	R 633
Kilograms produced | kg	6,668	6,508	7,166
Tonnes milled | t	920	959	903
South Africa | Operating segments | Mponeng
Disclosure of operating segments [line items]
Revenue	R 7,845	R 5,620	R 4,750
Production costs	4,997	4,487	2,938
Production profit/(loss)	2,848	1,133	1,812
Segment assets	4,630	4,433	4,321
Capital expenditure	R 704	R 605	R 493
Kilograms produced | kg	7,449	6,086	5,446
Tonnes milled | t	884	840	683
South Africa | Operating segments | Tshepong North
Disclosure of operating segments [line items]
Revenue	R 3,530	R 3,429	R 3,540
Production costs	2,701	2,894	2,777
Production profit/(loss)	829	535	763
Segment assets	2,226	2,049	4,273
Capital expenditure	R 553	R 1,038	R 746
Kilograms produced | kg	3,354	3,793	4,237
Tonnes milled | t	795	988	944
South Africa | Operating segments | Tshepong South
Disclosure of operating segments [line items]
Revenue	R 3,607	R 2,922	R 2,674
Production costs	2,395	2,190	2,088
Production profit/(loss)	1,212	732	586
Segment assets	2,043	1,730	2,268
Capital expenditure	R 514	R 476	R 366
Kilograms produced | kg	3,431	3,229	3,182
Tonnes milled | t	506	573	614
South Africa | Operating segments | Doornkop
Disclosure of operating segments [line items]
Revenue	R 4,384	R 3,106	R 3,077
Production costs	3,009	2,453	2,140
Production profit/(loss)	1,375	653	937
Segment assets	3,624	3,222	2,994
Capital expenditure	R 716	R 491	R 425
Kilograms produced | kg	4,213	3,444	3,670
Tonnes milled | t	898	874	851
South Africa | Operating segments | Joel [Member]
Disclosure of operating segments [line items]
Revenue	R 2,044	R 1,411	R 1,199
Production costs	1,616	1,308	1,124
Production profit/(loss)	428	103	75
Segment assets	1,306	1,244	1,166
Capital expenditure	R 231	R 225	R 172
Kilograms produced | kg	1,947	1,556	1,424
Tonnes milled | t	435	434	359
South Africa | Operating segments | Target 1
Disclosure of operating segments [line items]
Revenue	R 1,308	R 1,648	R 1,410
Production costs	2,009	1,812	1,667
Production profit/(loss)	(701)	(164)	(257)
Segment assets	1,745	1,517	1,367
Capital expenditure	R 428	R 384	R 368
Kilograms produced | kg	1,275	1,800	1,603
Tonnes milled | t	365	455	488
South Africa | Operating segments | Kusasalethu
Disclosure of operating segments [line items]
Revenue	R 3,621	R 4,139	R 3,400
Production costs	3,343	3,086	2,955
Production profit/(loss)	278	1,053	445
Segment assets	634	822	1,057
Capital expenditure	R 253	R 210	R 205
Kilograms produced | kg	3,460	4,567	3,999
Tonnes milled | t	567	607	708
South Africa | Operating segments | Masimong
Disclosure of operating segments [line items]
Revenue	R 2,053	R 1,733	R 1,636
Production costs	1,724	1,504	1,427
Production profit/(loss)	329	229	209
Segment assets	16	17	26
Capital expenditure	R 47	R 49	R 29
Kilograms produced | kg	1,961	1,910	2,012
Tonnes milled | t	470	486	510
South Africa | Operating segments | Bambanani
Disclosure of operating segments [line items]
Revenue	R 18	R 1,286	R 1,687
Production costs	16	1,163	1,156
Production profit/(loss)	2	123	531
Segment assets	0	0	327
Capital expenditure	R 0	R 25	R 71
Kilograms produced | kg	0	1,433	1,992
Tonnes milled | t	0	176	227
South Africa | Operating segments | Mine Waste Solutions
Disclosure of operating segments [line items]
Revenue	R 2,689	R 2,642	R 1,889
Production costs	1,809	1,588	1,137
Production profit/(loss)	880	1,054	752
Segment assets	2,060	1,027	1,031
Capital expenditure	R 932	R 264	R 70
Kilograms produced | kg	2,804	2,899	2,057
Tonnes milled | t	23,067	23,443	17,665
South Africa | Operating segments | All other surface operations
Disclosure of operating segments [line items]
Revenue	R 4,945	R 4,868	R 5,136
Production costs	3,371	3,551	3,587
Production profit/(loss)	1,574	1,317	1,549
Segment assets	1,234	1,066	890
Capital expenditure	R 316	R 282	R 265
Kilograms produced | kg	4,719	5,304	6,031
Tonnes milled | t	19,382	20,737	21,824
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Revenue	R 4,440	R 3,159	R 4,028
Production costs	2,036	2,122	1,719
Production profit/(loss)	2,404	1,037	2,309
Segment assets	5,766	4,141	3,128
Capital expenditure	R 1,737	R 1,249	R 1,260
Kilograms produced | kg	4,370	3,707	4,689
Tonnes milled | t	3,846	3,229	3,420
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Revenue	R 4,440	R 3,159	R 4,028
Production costs	2,036	2,122	1,719
Production profit/(loss)	2,404	1,037	2,309
Segment assets	5,766	4,141	3,128
Capital expenditure	R 1,737	R 1,249	R 1,260
Kilograms produced | kg	4,370	3,707	4,689
Tonnes milled | t	3,846	3,229	3,420